CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006 Founders	Dec. 31, 2006 Services	Dec. 31, 2009 Services	Dec. 31, 2007 Debt replacement	Dec. 31, 2007 Convertible Notes Payable	Dec. 31, 2006 November 2006 issuance at $2.99 per share Services	Dec. 31, 2006 November 2006 issuance at $3.35 per share Services	Dec. 31, 2006 December 2006 first issuance at $3.65 per share Services	Dec. 31, 2006 December 2006 second issuance at $3.65 per share Services	Dec. 31, 2007 January 2007 issuance at $2.00 per share Cash	Dec. 31, 2007 January 2007 employment agreement	Dec. 31, 2007 February 2007 issuance at $5.92 per share Services	Dec. 31, 2007 March 2007 issuance at $7.18 per share Services	Dec. 31, 2007 Vested in March 2007 Services	Dec. 31, 2007 Vested in June 2007 Services	Dec. 31, 2007 June 2007 issuance at $6.25 per share Services	Dec. 31, 2007 February 2007 employment agreement	Dec. 31, 2007 August 2007 issuance at $5.07 per share Services	Dec. 31, 2007 October 2007 issuance at $4.48 per share Interest payments	Dec. 31, 2007 December 2007 issuance at $2.96 per share Interest payments	Dec. 31, 2007 December 2007 issuance at $2.70 per share Cash	Dec. 31, 2008 July 2008 issuance at $4.10 per share Services	Dec. 31, 2008 July 2008 issuance at $3.75 per share Services	Dec. 31, 2008 September 2008 issuance at $2.75 per share Services	Dec. 31, 2008 December 2008 issuance at $.57 per share Services	Dec. 31, 2009 June 2009 issuance at $1.5 per share Services	Dec. 31, 2009 July 2009 issuance at $0.88 per share Services	Dec. 31, 2009 August 2009 issuance at $0.80 per share Services	Dec. 31, 2009 September 2009 issuance at $0.89 per share Services	Dec. 31, 2009 Period Issuance11 [Member] Services	Dec. 31, 2010 March 2010 issuance at $0.36 per share Services	Dec. 31, 2010 May 2010 issuance at $0.30 per share Services	Dec. 31, 2010 May 2010 issuance at $0.80 per share Services	Dec. 31, 2010 May 2010 issuance at $0.18 per share Services	Dec. 31, 2010 July 2010 issuance at $0.24 per share Services	Dec. 31, 2010 October 2010 issuance at $0.46 per share Services	Dec. 31, 2010 November 2010 issuance at $0.5 per share Services	Dec. 31, 2010 December 2010 issuance at $0.48 per share Services
Conversion of note payable amount								$ 2,000,000
Common shares issued for services, per share				$ 0.001		$ 0.80		$ 2.90	$ 2.99	$ 3.35	$ 3.65	$ 3.65	$ 2.00	$ 3.99	$ 5.92	$ 7.18			$ 6.25	$ 5.50	$ 5.07	$ 4.48	$ 2.96	$ 2.70	$ 4.10	$ 3.75	$ 2.75	$ 0.57	$ 1.50	$ 0.88	$ 0.80	$ 0.89	$ 0.95	$ 0.36	$ 0.30	$ 0.80	$ 0.18	$ 0.24	$ 0.46	$ 0.50	$ 0.048
Common shares issued for cash, legal costs																								90,000
Common shares issued for cash, private placement costs, shares													6,250
Fair value of warrants, price per share							$ 4.18								$ 4.70		$ 6.11	$ 5.40
Common shares issued for cash, private placement costs													12,500											1,050,000
Estimated value of common shares, price per share					$ 3.99
Estimated value of warrants, price per share					$ 2.90
Exercise of stock options, price per share			$ 2.00
Convertible note payable amount with warrants and beneficial conversion feature			$ 2,000,000
Purchase of treasury shares between April to September, average price per share		$ 3.12
Option to purchase Common shares for services, option price						$ 3.00
Option to purchase Common shares for services, shares						100,000
Common shares cancelled, price per share	$ 0.30